5. EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PropertyPlant and Equipment
Cost	$ 1,468,182	$ 1,694,187
Accumulated Depreciation	928,615	939,341
Net Book Value	539,567	754,846
OfficeEquipmentMember
PropertyPlant and Equipment
Cost	122,931	125,486
Accumulated Depreciation	90,900	83,346
Net Book Value	32,031	42,140
ComputerEquipmentMember
PropertyPlant and Equipment
Cost	523,893	577,249
Accumulated Depreciation	353,944	322,882
Net Book Value	169,949	254,367
FieldEquipmentMember
PropertyPlant and Equipment
Cost	540,422	568,984
Accumulated Depreciation	274,694	246,363
Net Book Value	265,728	322,621
BuildingMember
PropertyPlant and Equipment
Cost	280,936	422,468
Accumulated Depreciation	209,077	286,750
Net Book Value	$ 71,859	$ 135,718